Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Net earnings	$ 21,344	$ 14,066
Other comprehensive income:
Cash flow hedges, net of tax	9,952	920
Other Comprehensive Income (Loss)	9,952	920
Comprehensive income	$ 31,296	$ 14,986